Pension and Other Benefit Programs (Effect on Accumulated Other Comprehensive Income) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	$ (1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	119
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	(1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	102
SERP
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	3
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	$ 14